Gain (loss) on remeasurement, net defined benefit liability (asset) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Gain (loss) on remeasurement, net defined benefit liability (asset) [Abstract]
Actuarial gain from changes in financial assumptions	₩ (300,058)	₩ (27,792)
Experience adjustments	41,835	148,785
Expected return	10,435	5,706
Total loss (gain) on remeasurement, net defined benefit liability (asset)	₩ (247,788)	₩ 126,699